Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000004036 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	CMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$44	0.80%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	17.79%	29.31%	10.09%	12.75%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell Midcap® Growth Index	24.90	40.07	13.18	12.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,438,123,470
Holdings Count | Holding	69
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,438,123,470
Number of Portfolio Holdings	69
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.4%
Industrials	26.2%
Consumer Discretionary	11.4%
Financials	10.7%
Health Care	9.9%
Communication Services	9.2%
Real Estate	2.1%
Utilities	1.2%
Materials	1.0%
Short-Term Securities	3.8%
Liabilities in Excess of Other Assets	(3.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	5.1%
Axon Enterprise, Inc.	4.4%
Vertiv Holdings Co., Class A	4.0%
Ares Management Corp., Class A	3.1%
Comfort Systems U.S.A., Inc.	2.7%
Live Nation Entertainment, Inc.	2.6%
HEICO Corp.	2.5%
Saia, Inc.	2.5%
Tradeweb Markets, Inc., Class A	2.5%
TPG, Inc., Class A	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	5.1%
Axon Enterprise, Inc.	4.4%
Vertiv Holdings Co., Class A	4.0%
Ares Management Corp., Class A	3.1%
Comfort Systems U.S.A., Inc.	2.7%
Live Nation Entertainment, Inc.	2.6%
HEICO Corp.	2.5%
Saia, Inc.	2.5%
Tradeweb Markets, Inc., Class A	2.5%
TPG, Inc., Class A	2.3%
(b)Excludes short-term securities.
C000004037 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Service Shares
Trading Symbol	CMGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$57	1.05%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.05%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Service Shares	17.62%	28.98%	9.81%	12.46%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell Midcap® Growth Index	24.90	40.07	13.18	12.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,438,123,470
Holdings Count | Holding	69
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,438,123,470
Number of Portfolio Holdings	69
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.4%
Industrials	26.2%
Consumer Discretionary	11.4%
Financials	10.7%
Health Care	9.9%
Communication Services	9.2%
Real Estate	2.1%
Utilities	1.2%
Materials	1.0%
Short-Term Securities	3.8%
Liabilities in Excess of Other Assets	(3.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	5.1%
Axon Enterprise, Inc.	4.4%
Vertiv Holdings Co., Class A	4.0%
Ares Management Corp., Class A	3.1%
Comfort Systems U.S.A., Inc.	2.7%
Live Nation Entertainment, Inc.	2.6%
HEICO Corp.	2.5%
Saia, Inc.	2.5%
Tradeweb Markets, Inc., Class A	2.5%
TPG, Inc., Class A	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	5.1%
Axon Enterprise, Inc.	4.4%
Vertiv Holdings Co., Class A	4.0%
Ares Management Corp., Class A	3.1%
Comfort Systems U.S.A., Inc.	2.7%
Live Nation Entertainment, Inc.	2.6%
HEICO Corp.	2.5%
Saia, Inc.	2.5%
Tradeweb Markets, Inc., Class A	2.5%
TPG, Inc., Class A	2.3%
(b)Excludes short-term securities.
C000004038 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Investor A Shares
Trading Symbol	BMGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$57	1.05%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.05%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	17.65%	29.00%	9.81%	12.45%
Investor A Shares (with sales charge)	11.47	22.22	8.63	11.84
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell Midcap® Growth Index	24.90	40.07	13.18	12.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,438,123,470
Holdings Count | Holding	69
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,438,123,470
Number of Portfolio Holdings	69
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.4%
Industrials	26.2%
Consumer Discretionary	11.4%
Financials	10.7%
Health Care	9.9%
Communication Services	9.2%
Real Estate	2.1%
Utilities	1.2%
Materials	1.0%
Short-Term Securities	3.8%
Liabilities in Excess of Other Assets	(3.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	5.1%
Axon Enterprise, Inc.	4.4%
Vertiv Holdings Co., Class A	4.0%
Ares Management Corp., Class A	3.1%
Comfort Systems U.S.A., Inc.	2.7%
Live Nation Entertainment, Inc.	2.6%
HEICO Corp.	2.5%
Saia, Inc.	2.5%
Tradeweb Markets, Inc., Class A	2.5%
TPG, Inc., Class A	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	5.1%
Axon Enterprise, Inc.	4.4%
Vertiv Holdings Co., Class A	4.0%
Ares Management Corp., Class A	3.1%
Comfort Systems U.S.A., Inc.	2.7%
Live Nation Entertainment, Inc.	2.6%
HEICO Corp.	2.5%
Saia, Inc.	2.5%
Tradeweb Markets, Inc., Class A	2.5%
TPG, Inc., Class A	2.3%
(b)Excludes short-term securities.
C000004040 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Investor C Shares
Trading Symbol	BMGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$98	1.80%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.80%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	17.20%	28.02%	9.00%	11.79%
Investor C Shares (with sales charge)	16.20	27.02	9.00	11.79
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell Midcap® Growth Index	24.90	40.07	13.18	12.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,438,123,470
Holdings Count | Holding	69
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,438,123,470
Number of Portfolio Holdings	69
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.4%
Industrials	26.2%
Consumer Discretionary	11.4%
Financials	10.7%
Health Care	9.9%
Communication Services	9.2%
Real Estate	2.1%
Utilities	1.2%
Materials	1.0%
Short-Term Securities	3.8%
Liabilities in Excess of Other Assets	(3.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	5.1%
Axon Enterprise, Inc.	4.4%
Vertiv Holdings Co., Class A	4.0%
Ares Management Corp., Class A	3.1%
Comfort Systems U.S.A., Inc.	2.7%
Live Nation Entertainment, Inc.	2.6%
HEICO Corp.	2.5%
Saia, Inc.	2.5%
Tradeweb Markets, Inc., Class A	2.5%
TPG, Inc., Class A	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	5.1%
Axon Enterprise, Inc.	4.4%
Vertiv Holdings Co., Class A	4.0%
Ares Management Corp., Class A	3.1%
Comfort Systems U.S.A., Inc.	2.7%
Live Nation Entertainment, Inc.	2.6%
HEICO Corp.	2.5%
Saia, Inc.	2.5%
Tradeweb Markets, Inc., Class A	2.5%
TPG, Inc., Class A	2.3%
(b)Excludes short-term securities.
C000166016 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Class K Shares
Trading Symbol	BMGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$38	0.70%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	17.83%	29.46%	10.19%	12.84%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell Midcap® Growth Index	24.90	40.07	13.18	12.22

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,438,123,470
Holdings Count | Holding	69
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,438,123,470
Number of Portfolio Holdings	69
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.4%
Industrials	26.2%
Consumer Discretionary	11.4%
Financials	10.7%
Health Care	9.9%
Communication Services	9.2%
Real Estate	2.1%
Utilities	1.2%
Materials	1.0%
Short-Term Securities	3.8%
Liabilities in Excess of Other Assets	(3.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	5.1%
Axon Enterprise, Inc.	4.4%
Vertiv Holdings Co., Class A	4.0%
Ares Management Corp., Class A	3.1%
Comfort Systems U.S.A., Inc.	2.7%
Live Nation Entertainment, Inc.	2.6%
HEICO Corp.	2.5%
Saia, Inc.	2.5%
Tradeweb Markets, Inc., Class A	2.5%
TPG, Inc., Class A	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	5.1%
Axon Enterprise, Inc.	4.4%
Vertiv Holdings Co., Class A	4.0%
Ares Management Corp., Class A	3.1%
Comfort Systems U.S.A., Inc.	2.7%
Live Nation Entertainment, Inc.	2.6%
HEICO Corp.	2.5%
Saia, Inc.	2.5%
Tradeweb Markets, Inc., Class A	2.5%
TPG, Inc., Class A	2.3%
(b)Excludes short-term securities.
C000037625 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Class R Shares
Trading Symbol	BMRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$71	1.30%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.30%	[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	17.50%	28.68%	9.54%	12.16%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell Midcap® Growth Index	24.90	40.07	13.18	12.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,438,123,470
Holdings Count | Holding	69
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,438,123,470
Number of Portfolio Holdings	69
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.4%
Industrials	26.2%
Consumer Discretionary	11.4%
Financials	10.7%
Health Care	9.9%
Communication Services	9.2%
Real Estate	2.1%
Utilities	1.2%
Materials	1.0%
Short-Term Securities	3.8%
Liabilities in Excess of Other Assets	(3.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	5.1%
Axon Enterprise, Inc.	4.4%
Vertiv Holdings Co., Class A	4.0%
Ares Management Corp., Class A	3.1%
Comfort Systems U.S.A., Inc.	2.7%
Live Nation Entertainment, Inc.	2.6%
HEICO Corp.	2.5%
Saia, Inc.	2.5%
Tradeweb Markets, Inc., Class A	2.5%
TPG, Inc., Class A	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	5.1%
Axon Enterprise, Inc.	4.4%
Vertiv Holdings Co., Class A	4.0%
Ares Management Corp., Class A	3.1%
Comfort Systems U.S.A., Inc.	2.7%
Live Nation Entertainment, Inc.	2.6%
HEICO Corp.	2.5%
Saia, Inc.	2.5%
Tradeweb Markets, Inc., Class A	2.5%
TPG, Inc., Class A	2.3%
(b)Excludes short-term securities.
C000004057 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Institutional Shares
Trading Symbol	BMCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$44	0.85%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	6.42%	18.56%	9.31%	8.04%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Value Index	14.05	29.56	10.84	9.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,023,457,783
Holdings Count | Holding	182
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,023,457,783
Number of Portfolio Holdings	182
Portfolio Turnover Rate	54%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.9%
Health Care	17.8%
Industrials	13.1%
Information Technology	9.8%
Consumer Discretionary	7.7%
Consumer Staples	7.6%
Communication Services	7.2%
Energy	5.4%
Materials	5.3%
Utilities	4.4%
Real Estate	1.4%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.2%
Cardinal Health, Inc.	2.2%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.0%
First Citizens BancShares, Inc., Class A	1.6%
CVS Health Corp.	1.6%
Barclays Capital, Inc. (Wells Fargo & Co.)	1.6%
Citigroup, Inc.	1.5%
SS&C Technologies Holdings, Inc.	1.5%
Baxter International, Inc.	1.4%
Comcast Corp., Class A	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.2%
Cardinal Health, Inc.	2.2%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.0%
First Citizens BancShares, Inc., Class A	1.6%
CVS Health Corp.	1.6%
Barclays Capital, Inc. (Wells Fargo & Co.)	1.6%
Citigroup, Inc.	1.5%
SS&C Technologies Holdings, Inc.	1.5%
Baxter International, Inc.	1.4%
Comcast Corp., Class A	1.3%
(b)Excludes short-term securities.
C000004059 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Investor A Shares
Trading Symbol	BMEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$57	1.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	6.29%	18.28%	9.04%	7.74%
Investor A Shares (with sales charge)	0.71	12.07	7.87	7.16
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Value Index	14.05	29.56	10.84	9.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,023,457,783
Holdings Count | Holding	182
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,023,457,783
Number of Portfolio Holdings	182
Portfolio Turnover Rate	54%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.9%
Health Care	17.8%
Industrials	13.1%
Information Technology	9.8%
Consumer Discretionary	7.7%
Consumer Staples	7.6%
Communication Services	7.2%
Energy	5.4%
Materials	5.3%
Utilities	4.4%
Real Estate	1.4%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.2%
Cardinal Health, Inc.	2.2%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.0%
First Citizens BancShares, Inc., Class A	1.6%
CVS Health Corp.	1.6%
Barclays Capital, Inc. (Wells Fargo & Co.)	1.6%
Citigroup, Inc.	1.5%
SS&C Technologies Holdings, Inc.	1.5%
Baxter International, Inc.	1.4%
Comcast Corp., Class A	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.2%
Cardinal Health, Inc.	2.2%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.0%
First Citizens BancShares, Inc., Class A	1.6%
CVS Health Corp.	1.6%
Barclays Capital, Inc. (Wells Fargo & Co.)	1.6%
Citigroup, Inc.	1.5%
SS&C Technologies Holdings, Inc.	1.5%
Baxter International, Inc.	1.4%
Comcast Corp., Class A	1.3%
(b)Excludes short-term securities.
C000004061 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Investor C Shares
Trading Symbol	BMECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$95	1.85%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.85%	[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	5.87%	17.33%	8.21%	7.10%
Investor C Shares (with sales charge)	4.87	16.33	8.21	7.10
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Value Index	14.05	29.56	10.84	9.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,023,457,783
Holdings Count | Holding	182
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,023,457,783
Number of Portfolio Holdings	182
Portfolio Turnover Rate	54%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.9%
Health Care	17.8%
Industrials	13.1%
Information Technology	9.8%
Consumer Discretionary	7.7%
Consumer Staples	7.6%
Communication Services	7.2%
Energy	5.4%
Materials	5.3%
Utilities	4.4%
Real Estate	1.4%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.2%
Cardinal Health, Inc.	2.2%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.0%
First Citizens BancShares, Inc., Class A	1.6%
CVS Health Corp.	1.6%
Barclays Capital, Inc. (Wells Fargo & Co.)	1.6%
Citigroup, Inc.	1.5%
SS&C Technologies Holdings, Inc.	1.5%
Baxter International, Inc.	1.4%
Comcast Corp., Class A	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.2%
Cardinal Health, Inc.	2.2%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.0%
First Citizens BancShares, Inc., Class A	1.6%
CVS Health Corp.	1.6%
Barclays Capital, Inc. (Wells Fargo & Co.)	1.6%
Citigroup, Inc.	1.5%
SS&C Technologies Holdings, Inc.	1.5%
Baxter International, Inc.	1.4%
Comcast Corp., Class A	1.3%
(b)Excludes short-term securities.
C000219259 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Class K Shares
Trading Symbol	BHEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$41	0.80%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[10]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	6.45%	18.58%	9.34%	8.06%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Value Index	14.05	29.56	10.84	9.32

Performance Inception Date	Apr. 21, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,023,457,783
Holdings Count | Holding	182
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,023,457,783
Number of Portfolio Holdings	182
Portfolio Turnover Rate	54%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.9%
Health Care	17.8%
Industrials	13.1%
Information Technology	9.8%
Consumer Discretionary	7.7%
Consumer Staples	7.6%
Communication Services	7.2%
Energy	5.4%
Materials	5.3%
Utilities	4.4%
Real Estate	1.4%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.2%
Cardinal Health, Inc.	2.2%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.0%
First Citizens BancShares, Inc., Class A	1.6%
CVS Health Corp.	1.6%
Barclays Capital, Inc. (Wells Fargo & Co.)	1.6%
Citigroup, Inc.	1.5%
SS&C Technologies Holdings, Inc.	1.5%
Baxter International, Inc.	1.4%
Comcast Corp., Class A	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.2%
Cardinal Health, Inc.	2.2%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.0%
First Citizens BancShares, Inc., Class A	1.6%
CVS Health Corp.	1.6%
Barclays Capital, Inc. (Wells Fargo & Co.)	1.6%
Citigroup, Inc.	1.5%
SS&C Technologies Holdings, Inc.	1.5%
Baxter International, Inc.	1.4%
Comcast Corp., Class A	1.3%
(b)Excludes short-term securities.
C000004062 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BGSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.92%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%	[11]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	15.75%	41.43%	19.42%	19.97%
MSCI All Country World Index	10.53	26.12	11.36	9.28
MSCI All-Country World Information Technology 10/40 Index	12.85	35.23	19.87	18.32
MSCI All-Country World Information Technology Index	13.94	36.18	21.41	18.83

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,122,219,562
Holdings Count | Holding	76
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,122,219,562
Number of Portfolio Holdings	76
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	29.2%
Technology Hardware, Storage & Peripherals	8.3%
Interactive Media & Services	5.4%
Entertainment	4.4%
Broadline Retail	4.3%
IT Services	3.1%
Automobiles	2.3%
Financial Services	2.1%
Professional Services	1.9%
Other#	6.8%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(0.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	15.1%
Microsoft Corp.	8.4%
Apple Inc.	7.8%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.6%
Cadence Design Systems, Inc.	3.3%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.6%
Tesla, Inc.	2.3%
Fair Isaac Corp.	2.2%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	15.1%
Microsoft Corp.	8.4%
Apple Inc.	7.8%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.6%
Cadence Design Systems, Inc.	3.3%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.6%
Tesla, Inc.	2.3%
Fair Isaac Corp.	2.2%
(b)Excludes short-term securities.
C000004063 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Service Shares
Trading Symbol	BSTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$63	1.17%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.17%	[12]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Service Shares	15.62%	41.07%	19.13%	19.69%
MSCI All Country World Index	10.53	26.12	11.36	9.28
MSCI All-Country World Information Technology 10/40 Index	12.85	35.23	19.87	18.32
MSCI All-Country World Information Technology Index	13.94	36.18	21.41	18.83

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,122,219,562
Holdings Count | Holding	76
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,122,219,562
Number of Portfolio Holdings	76
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	29.2%
Technology Hardware, Storage & Peripherals	8.3%
Interactive Media & Services	5.4%
Entertainment	4.4%
Broadline Retail	4.3%
IT Services	3.1%
Automobiles	2.3%
Financial Services	2.1%
Professional Services	1.9%
Other#	6.8%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(0.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	15.1%
Microsoft Corp.	8.4%
Apple Inc.	7.8%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.6%
Cadence Design Systems, Inc.	3.3%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.6%
Tesla, Inc.	2.3%
Fair Isaac Corp.	2.2%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	15.1%
Microsoft Corp.	8.4%
Apple Inc.	7.8%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.6%
Cadence Design Systems, Inc.	3.3%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.6%
Tesla, Inc.	2.3%
Fair Isaac Corp.	2.2%
(b)Excludes short-term securities.
C000004064 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	BGSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$63	1.17%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.17%	[13]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	15.62%	41.08%	19.13%	19.66%
Investor A Shares (with sales charge)	9.55	33.67	17.85	19.02
MSCI All Country World Index	10.53	26.12	11.36	9.28
MSCI All-Country World Information Technology 10/40 Index	12.85	35.23	19.87	18.32
MSCI All-Country World Information Technology Index	13.94	36.18	21.41	18.83

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,122,219,562
Holdings Count | Holding	76
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,122,219,562
Number of Portfolio Holdings	76
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	29.2%
Technology Hardware, Storage & Peripherals	8.3%
Interactive Media & Services	5.4%
Entertainment	4.4%
Broadline Retail	4.3%
IT Services	3.1%
Automobiles	2.3%
Financial Services	2.1%
Professional Services	1.9%
Other#	6.8%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(0.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	15.1%
Microsoft Corp.	8.4%
Apple Inc.	7.8%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.6%
Cadence Design Systems, Inc.	3.3%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.6%
Tesla, Inc.	2.3%
Fair Isaac Corp.	2.2%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	15.1%
Microsoft Corp.	8.4%
Apple Inc.	7.8%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.6%
Cadence Design Systems, Inc.	3.3%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.6%
Tesla, Inc.	2.3%
Fair Isaac Corp.	2.2%
(b)Excludes short-term securities.
C000004066 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	BGSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$103	1.91%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.91%	[14]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	15.22%	40.02%	18.24%	18.94%
Investor C Shares (with sales charge)	14.22	39.02	18.24	18.94
MSCI All Country World Index	10.53	26.12	11.36	9.28
MSCI All-Country World Information Technology 10/40 Index	12.85	35.23	19.87	18.32
MSCI All-Country World Information Technology Index	13.94	36.18	21.41	18.83

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,122,219,562
Holdings Count | Holding	76
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,122,219,562
Number of Portfolio Holdings	76
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	29.2%
Technology Hardware, Storage & Peripherals	8.3%
Interactive Media & Services	5.4%
Entertainment	4.4%
Broadline Retail	4.3%
IT Services	3.1%
Automobiles	2.3%
Financial Services	2.1%
Professional Services	1.9%
Other#	6.8%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(0.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	15.1%
Microsoft Corp.	8.4%
Apple Inc.	7.8%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.6%
Cadence Design Systems, Inc.	3.3%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.6%
Tesla, Inc.	2.3%
Fair Isaac Corp.	2.2%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	15.1%
Microsoft Corp.	8.4%
Apple Inc.	7.8%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.6%
Cadence Design Systems, Inc.	3.3%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.6%
Tesla, Inc.	2.3%
Fair Isaac Corp.	2.2%
(b)Excludes short-term securities.
C000216612 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Class K Shares
Trading Symbol	BTEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$45	0.83%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[15]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	15.81%	41.54%	19.51%	20.02%
MSCI All Country World Index	10.53	26.12	11.36	9.28
MSCI All-Country World Information Technology 10/40 Index	12.85	35.23	19.87	18.32
MSCI All-Country World Information Technology Index	13.94	36.18	21.41	18.83

Performance Inception Date	Dec. 10, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,122,219,562
Holdings Count | Holding	76
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,122,219,562
Number of Portfolio Holdings	76
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	29.2%
Technology Hardware, Storage & Peripherals	8.3%
Interactive Media & Services	5.4%
Entertainment	4.4%
Broadline Retail	4.3%
IT Services	3.1%
Automobiles	2.3%
Financial Services	2.1%
Professional Services	1.9%
Other#	6.8%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(0.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	15.1%
Microsoft Corp.	8.4%
Apple Inc.	7.8%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.6%
Cadence Design Systems, Inc.	3.3%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.6%
Tesla, Inc.	2.3%
Fair Isaac Corp.	2.2%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	15.1%
Microsoft Corp.	8.4%
Apple Inc.	7.8%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.6%
Cadence Design Systems, Inc.	3.3%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.6%
Tesla, Inc.	2.3%
Fair Isaac Corp.	2.2%
(b)Excludes short-term securities.
C000037630 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Class R Shares
Trading Symbol	BGSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$77	1.42%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.42%	[16]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	15.48%	40.73%	18.83%	19.35%
MSCI All Country World Index	10.53	26.12	11.36	9.28
MSCI All-Country World Information Technology 10/40 Index	12.85	35.23	19.87	18.32
MSCI All-Country World Information Technology Index	13.94	36.18	21.41	18.83

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,122,219,562
Holdings Count | Holding	76
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,122,219,562
Number of Portfolio Holdings	76
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	29.2%
Technology Hardware, Storage & Peripherals	8.3%
Interactive Media & Services	5.4%
Entertainment	4.4%
Broadline Retail	4.3%
IT Services	3.1%
Automobiles	2.3%
Financial Services	2.1%
Professional Services	1.9%
Other#	6.8%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(0.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	15.1%
Microsoft Corp.	8.4%
Apple Inc.	7.8%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.6%
Cadence Design Systems, Inc.	3.3%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.6%
Tesla, Inc.	2.3%
Fair Isaac Corp.	2.2%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	15.1%
Microsoft Corp.	8.4%
Apple Inc.	7.8%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.6%
Cadence Design Systems, Inc.	3.3%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.6%
Tesla, Inc.	2.3%
Fair Isaac Corp.	2.2%
(b)Excludes short-term securities.
C000004873 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Energy Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BACIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.91%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[17]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	0.51%	11.01%	12.20%	3.42%
MSCI All Country World Index	10.53	26.12	11.36	9.28
MSCI World Energy Index	0.72	11.17	10.99	4.29

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 324,881,370
Holdings Count | Holding	30
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$324,881,370
Number of Portfolio Holdings	30
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	90.9%
Energy Equipment & Services	6.7%
Short-Term Securities	2.2%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	20.0%
Shell PLC	9.9%
TotalEnergies SE	6.4%
ConocoPhillips	5.4%
Williams Cos., Inc. (The)	4.8%
Targa Resources Corp.	4.5%
EOG Resources, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
Chevron Corp.	3.8%
Canadian Natural Resources Ltd.	3.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	20.0%
Shell PLC	9.9%
TotalEnergies SE	6.4%
ConocoPhillips	5.4%
Williams Cos., Inc. (The)	4.8%
Targa Resources Corp.	4.5%
EOG Resources, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
Chevron Corp.	3.8%
Canadian Natural Resources Ltd.	3.5%
(b)Excludes short-term securities.
C000004875 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Energy Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	BACAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$65	1.29%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%	[18]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	0.35%	10.67%	11.74%	3.00%
Investor A Shares (with sales charge)	(4.92)	4.86	10.54	2.44
MSCI All Country World Index	10.53	26.12	11.36	9.28
MSCI World Energy Index	0.72	11.17	10.99	4.29

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 324,881,370
Holdings Count | Holding	30
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$324,881,370
Number of Portfolio Holdings	30
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	90.9%
Energy Equipment & Services	6.7%
Short-Term Securities	2.2%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	20.0%
Shell PLC	9.9%
TotalEnergies SE	6.4%
ConocoPhillips	5.4%
Williams Cos., Inc. (The)	4.8%
Targa Resources Corp.	4.5%
EOG Resources, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
Chevron Corp.	3.8%
Canadian Natural Resources Ltd.	3.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	20.0%
Shell PLC	9.9%
TotalEnergies SE	6.4%
ConocoPhillips	5.4%
Williams Cos., Inc. (The)	4.8%
Targa Resources Corp.	4.5%
EOG Resources, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
Chevron Corp.	3.8%
Canadian Natural Resources Ltd.	3.5%
(b)Excludes short-term securities.
C000004877 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Energy Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	BACCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$100	2.00%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.00%	[19]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(0.08)%	9.86%	10.93%	2.40%
Investor C Shares (with sales charge)	(1.08)	8.86	10.93	2.40
MSCI All Country World Index	10.53	26.12	11.36	9.28
MSCI World Energy Index	0.72	11.17	10.99	4.29

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 324,881,370
Holdings Count | Holding	30
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$324,881,370
Number of Portfolio Holdings	30
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	90.9%
Energy Equipment & Services	6.7%
Short-Term Securities	2.2%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	20.0%
Shell PLC	9.9%
TotalEnergies SE	6.4%
ConocoPhillips	5.4%
Williams Cos., Inc. (The)	4.8%
Targa Resources Corp.	4.5%
EOG Resources, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
Chevron Corp.	3.8%
Canadian Natural Resources Ltd.	3.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	20.0%
Shell PLC	9.9%
TotalEnergies SE	6.4%
ConocoPhillips	5.4%
Williams Cos., Inc. (The)	4.8%
Targa Resources Corp.	4.5%
EOG Resources, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
Chevron Corp.	3.8%
Canadian Natural Resources Ltd.	3.5%
(b)Excludes short-term securities.
C000004883 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	CMVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$34	0.62%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%	[20]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	17.30%	38.10%	17.73%	14.86%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Growth Index	16.90	38.04	19.46	16.55

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,393,467,152
Holdings Count | Holding	124
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,393,467,152
Number of Portfolio Holdings	124
Portfolio Turnover Rate	79%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	47.8%
Consumer Discretionary	13.4%
Communication Services	12.2%
Financials	7.6%
Health Care	7.4%
Industrials	7.1%
Consumer Staples	3.3%
Real Estate	0.3%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	10.3%
Apple Inc.	8.4%
Microsoft Corp.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.8%
Broadcom, Inc.	2.7%
Eli Lilly & Co.	2.7%
Costco Wholesale Corp.	2.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	10.3%
Apple Inc.	8.4%
Microsoft Corp.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.8%
Broadcom, Inc.	2.7%
Eli Lilly & Co.	2.7%
Costco Wholesale Corp.	2.5%
(b)Excludes short-term securities.
C000004885 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Investor A Shares
Trading Symbol	BMCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$47	0.87%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%	[21]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	17.16%	37.74%	17.42%	14.55%
Investor A Shares (with sales charge)	11.01	30.51	16.16	13.94
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Growth Index	16.90	38.04	19.46	16.55

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,393,467,152
Holdings Count | Holding	124
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,393,467,152
Number of Portfolio Holdings	124
Portfolio Turnover Rate	79%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	47.8%
Consumer Discretionary	13.4%
Communication Services	12.2%
Financials	7.6%
Health Care	7.4%
Industrials	7.1%
Consumer Staples	3.3%
Real Estate	0.3%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	10.3%
Apple Inc.	8.4%
Microsoft Corp.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.8%
Broadcom, Inc.	2.7%
Eli Lilly & Co.	2.7%
Costco Wholesale Corp.	2.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	10.3%
Apple Inc.	8.4%
Microsoft Corp.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.8%
Broadcom, Inc.	2.7%
Eli Lilly & Co.	2.7%
Costco Wholesale Corp.	2.5%
(b)Excludes short-term securities.
C000004887 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Investor C Shares
Trading Symbol	BMCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$88	1.62%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.62%	[22]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	16.70%	36.67%	16.54%	13.85%
Investor C Shares (with sales charge)	15.70	35.67	16.54	13.85
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Growth Index	16.90	38.04	19.46	16.55

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,393,467,152
Holdings Count | Holding	124
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,393,467,152
Number of Portfolio Holdings	124
Portfolio Turnover Rate	79%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	47.8%
Consumer Discretionary	13.4%
Communication Services	12.2%
Financials	7.6%
Health Care	7.4%
Industrials	7.1%
Consumer Staples	3.3%
Real Estate	0.3%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	10.3%
Apple Inc.	8.4%
Microsoft Corp.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.8%
Broadcom, Inc.	2.7%
Eli Lilly & Co.	2.7%
Costco Wholesale Corp.	2.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	10.3%
Apple Inc.	8.4%
Microsoft Corp.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.8%
Broadcom, Inc.	2.7%
Eli Lilly & Co.	2.7%
Costco Wholesale Corp.	2.5%
(b)Excludes short-term securities.
C000198239 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Class K Shares
Trading Symbol	BMCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$31	0.57%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%	[23]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	17.32%	38.10%	17.77%	14.79%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Growth Index	16.90	38.04	19.46	16.55

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,393,467,152
Holdings Count | Holding	124
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,393,467,152
Number of Portfolio Holdings	124
Portfolio Turnover Rate	79%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	47.8%
Consumer Discretionary	13.4%
Communication Services	12.2%
Financials	7.6%
Health Care	7.4%
Industrials	7.1%
Consumer Staples	3.3%
Real Estate	0.3%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	10.3%
Apple Inc.	8.4%
Microsoft Corp.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.8%
Broadcom, Inc.	2.7%
Eli Lilly & Co.	2.7%
Costco Wholesale Corp.	2.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	10.3%
Apple Inc.	8.4%
Microsoft Corp.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.8%
Broadcom, Inc.	2.7%
Eli Lilly & Co.	2.7%
Costco Wholesale Corp.	2.5%
(b)Excludes short-term securities.
C000037656 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Class R Shares
Trading Symbol	BMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$61	1.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.12%	[24]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	17.00%	37.42%	17.14%	14.24%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Growth Index	16.90	38.04	19.46	16.55

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,393,467,152
Holdings Count | Holding	124
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,393,467,152
Number of Portfolio Holdings	124
Portfolio Turnover Rate	79%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	47.8%
Consumer Discretionary	13.4%
Communication Services	12.2%
Financials	7.6%
Health Care	7.4%
Industrials	7.1%
Consumer Staples	3.3%
Real Estate	0.3%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	10.3%
Apple Inc.	8.4%
Microsoft Corp.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.8%
Broadcom, Inc.	2.7%
Eli Lilly & Co.	2.7%
Costco Wholesale Corp.	2.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	10.3%
Apple Inc.	8.4%
Microsoft Corp.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.8%
Broadcom, Inc.	2.7%
Eli Lilly & Co.	2.7%
Costco Wholesale Corp.	2.5%
(b)Excludes short-term securities.
C000004912 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Institutional Shares
Trading Symbol	SHSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42	0.83%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[25]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	3.83%	15.94%	8.58%	9.97%
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 3000® Health Care Index	4.73	16.21	9.28	9.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,020,693,616
Holdings Count | Holding	140
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,020,693,616
Number of Portfolio Holdings	140
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	27.7%
Biotechnology	26.6%
Pharmaceuticals	17.8%
Health Care Providers & Services	17.5%
Life Sciences Tools & Services	8.9%
Financial Services	0.1%
Software	0.1%
Short-Term Securities	2.5%
Liabilities in Excess of Other Assets	(1.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
UnitedHealth Group, Inc.	9.0%
Eli Lilly & Co.	8.8%
Boston Scientific Corp.	6.9%
Intuitive Surgical, Inc.	4.9%
AbbVie, Inc.	4.3%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	2.8%
Amgen, Inc.	2.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
UnitedHealth Group, Inc.	9.0%
Eli Lilly & Co.	8.8%
Boston Scientific Corp.	6.9%
Intuitive Surgical, Inc.	4.9%
AbbVie, Inc.	4.3%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	2.8%
Amgen, Inc.	2.5%
(b)Excludes short-term securities.
C000004913 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Service Shares
Trading Symbol	SHISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$59	1.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%	[26]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Service Shares	3.66%	15.58%	8.25%	9.64%
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 3000® Health Care Index	4.73	16.21	9.28	9.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,020,693,616
Holdings Count | Holding	140
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,020,693,616
Number of Portfolio Holdings	140
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	27.7%
Biotechnology	26.6%
Pharmaceuticals	17.8%
Health Care Providers & Services	17.5%
Life Sciences Tools & Services	8.9%
Financial Services	0.1%
Software	0.1%
Short-Term Securities	2.5%
Liabilities in Excess of Other Assets	(1.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
UnitedHealth Group, Inc.	9.0%
Eli Lilly & Co.	8.8%
Boston Scientific Corp.	6.9%
Intuitive Surgical, Inc.	4.9%
AbbVie, Inc.	4.3%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	2.8%
Amgen, Inc.	2.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
UnitedHealth Group, Inc.	9.0%
Eli Lilly & Co.	8.8%
Boston Scientific Corp.	6.9%
Intuitive Surgical, Inc.	4.9%
AbbVie, Inc.	4.3%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	2.8%
Amgen, Inc.	2.5%
(b)Excludes short-term securities.
C000004914 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Investor A Shares
Trading Symbol	SHSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$55	1.08%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[27]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	3.69%	15.64%	8.30%	9.67%
Investor A Shares (with sales charge)	(1.75)	9.56	7.14	9.09
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 3000® Health Care Index	4.73	16.21	9.28	9.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,020,693,616
Holdings Count | Holding	140
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,020,693,616
Number of Portfolio Holdings	140
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	27.7%
Biotechnology	26.6%
Pharmaceuticals	17.8%
Health Care Providers & Services	17.5%
Life Sciences Tools & Services	8.9%
Financial Services	0.1%
Software	0.1%
Short-Term Securities	2.5%
Liabilities in Excess of Other Assets	(1.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
UnitedHealth Group, Inc.	9.0%
Eli Lilly & Co.	8.8%
Boston Scientific Corp.	6.9%
Intuitive Surgical, Inc.	4.9%
AbbVie, Inc.	4.3%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	2.8%
Amgen, Inc.	2.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
UnitedHealth Group, Inc.	9.0%
Eli Lilly & Co.	8.8%
Boston Scientific Corp.	6.9%
Intuitive Surgical, Inc.	4.9%
AbbVie, Inc.	4.3%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	2.8%
Amgen, Inc.	2.5%
(b)Excludes short-term securities.
C000004916 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Investor C Shares
Trading Symbol	SHSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$94	1.84%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.84%	[28]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	3.32%	14.77%	7.50%	9.03%
Investor C Shares (with sales charge)	2.33	13.77	7.50	9.03
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 3000® Health Care Index	4.73	16.21	9.28	9.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,020,693,616
Holdings Count | Holding	140
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,020,693,616
Number of Portfolio Holdings	140
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	27.7%
Biotechnology	26.6%
Pharmaceuticals	17.8%
Health Care Providers & Services	17.5%
Life Sciences Tools & Services	8.9%
Financial Services	0.1%
Software	0.1%
Short-Term Securities	2.5%
Liabilities in Excess of Other Assets	(1.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
UnitedHealth Group, Inc.	9.0%
Eli Lilly & Co.	8.8%
Boston Scientific Corp.	6.9%
Intuitive Surgical, Inc.	4.9%
AbbVie, Inc.	4.3%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	2.8%
Amgen, Inc.	2.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
UnitedHealth Group, Inc.	9.0%
Eli Lilly & Co.	8.8%
Boston Scientific Corp.	6.9%
Intuitive Surgical, Inc.	4.9%
AbbVie, Inc.	4.3%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	2.8%
Amgen, Inc.	2.5%
(b)Excludes short-term securities.
C000172900 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Class K Shares
Trading Symbol	SHSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$38	0.74%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[29]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	3.87%	16.05%	8.69%	10.01%
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 3000® Health Care Index	4.73	16.21	9.28	9.43

Performance Inception Date	Jun. 08, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,020,693,616
Holdings Count | Holding	140
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,020,693,616
Number of Portfolio Holdings	140
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	27.7%
Biotechnology	26.6%
Pharmaceuticals	17.8%
Health Care Providers & Services	17.5%
Life Sciences Tools & Services	8.9%
Financial Services	0.1%
Software	0.1%
Short-Term Securities	2.5%
Liabilities in Excess of Other Assets	(1.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
UnitedHealth Group, Inc.	9.0%
Eli Lilly & Co.	8.8%
Boston Scientific Corp.	6.9%
Intuitive Surgical, Inc.	4.9%
AbbVie, Inc.	4.3%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	2.8%
Amgen, Inc.	2.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
UnitedHealth Group, Inc.	9.0%
Eli Lilly & Co.	8.8%
Boston Scientific Corp.	6.9%
Intuitive Surgical, Inc.	4.9%
AbbVie, Inc.	4.3%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	2.8%
Amgen, Inc.	2.5%
(b)Excludes short-term securities.
C000037661 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Class R Shares
Trading Symbol	BHSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$73	1.44%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%	[30]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	3.50%	15.23%	7.92%	9.30%
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 3000® Health Care Index	4.73	16.21	9.28	9.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,020,693,616
Holdings Count | Holding	140
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,020,693,616
Number of Portfolio Holdings	140
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	27.7%
Biotechnology	26.6%
Pharmaceuticals	17.8%
Health Care Providers & Services	17.5%
Life Sciences Tools & Services	8.9%
Financial Services	0.1%
Software	0.1%
Short-Term Securities	2.5%
Liabilities in Excess of Other Assets	(1.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
UnitedHealth Group, Inc.	9.0%
Eli Lilly & Co.	8.8%
Boston Scientific Corp.	6.9%
Intuitive Surgical, Inc.	4.9%
AbbVie, Inc.	4.3%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	2.8%
Amgen, Inc.	2.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
UnitedHealth Group, Inc.	9.0%
Eli Lilly & Co.	8.8%
Boston Scientific Corp.	6.9%
Intuitive Surgical, Inc.	4.9%
AbbVie, Inc.	4.3%
Abbott Laboratories	3.8%
Stryker Corp.	3.3%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	2.8%
Amgen, Inc.	2.5%
(b)Excludes short-term securities.
C000023028 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Institutional Shares
Trading Symbol	BROIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[31]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	0.60%	14.41%	7.09%	6.00%
MSCI EAFE Index	(0.77)	11.88	5.89	5.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,293,754,305
Holdings Count | Holding	317
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,293,754,305
Number of Portfolio Holdings	317
Portfolio Turnover Rate	56%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	23.3%
United Kingdom	13.6%
Germany	10.1%
Switzerland	7.8%
France	7.7%
Australia	6.7%
United States	5.8%
Netherlands	3.7%
Denmark	2.7%
Italy	2.5%
Other#	12.2%
Short-Term Securities	2.8%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.5%
Novartis AG, Registered Shares	2.3%
Roche Holding AG, NVS	2.2%
Shell PLC	2.0%
Novo Nordisk A/S, Class B	1.9%
Deutsche Telekom AG, Registered Shares	1.7%
Sony Group Corp.	1.7%
Recruit Holdings Co. Ltd.	1.6%
BHP Group Ltd.	1.5%
ASML Holding NV	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.5%
Novartis AG, Registered Shares	2.3%
Roche Holding AG, NVS	2.2%
Shell PLC	2.0%
Novo Nordisk A/S, Class B	1.9%
Deutsche Telekom AG, Registered Shares	1.7%
Sony Group Corp.	1.7%
Recruit Holdings Co. Ltd.	1.6%
BHP Group Ltd.	1.5%
ASML Holding NV	1.5%
(a)Excludes short-term securities.
C000023030 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Investor A Shares
Trading Symbol	BROAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38	0.75%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[32]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	0.46%	14.15%	6.83%	5.73%
Investor A Shares (with sales charge)	(4.82)	8.16	5.68	5.16
MSCI EAFE Index	(0.77)	11.88	5.89	5.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,293,754,305
Holdings Count | Holding	317
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,293,754,305
Number of Portfolio Holdings	317
Portfolio Turnover Rate	56%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	23.3%
United Kingdom	13.6%
Germany	10.1%
Switzerland	7.8%
France	7.7%
Australia	6.7%
United States	5.8%
Netherlands	3.7%
Denmark	2.7%
Italy	2.5%
Other#	12.2%
Short-Term Securities	2.8%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.5%
Novartis AG, Registered Shares	2.3%
Roche Holding AG, NVS	2.2%
Shell PLC	2.0%
Novo Nordisk A/S, Class B	1.9%
Deutsche Telekom AG, Registered Shares	1.7%
Sony Group Corp.	1.7%
Recruit Holdings Co. Ltd.	1.6%
BHP Group Ltd.	1.5%
ASML Holding NV	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.5%
Novartis AG, Registered Shares	2.3%
Roche Holding AG, NVS	2.2%
Shell PLC	2.0%
Novo Nordisk A/S, Class B	1.9%
Deutsche Telekom AG, Registered Shares	1.7%
Sony Group Corp.	1.7%
Recruit Holdings Co. Ltd.	1.6%
BHP Group Ltd.	1.5%
ASML Holding NV	1.5%
(a)Excludes short-term securities.
C000023032 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Investor C Shares
Trading Symbol	BROCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75	1.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%	[33]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	0.08%	13.23%	6.02%	5.09%
Investor C Shares (with sales charge)	(0.91)	12.23	6.02	5.09
MSCI EAFE Index	(0.77)	11.88	5.89	5.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,293,754,305
Holdings Count | Holding	317
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,293,754,305
Number of Portfolio Holdings	317
Portfolio Turnover Rate	56%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	23.3%
United Kingdom	13.6%
Germany	10.1%
Switzerland	7.8%
France	7.7%
Australia	6.7%
United States	5.8%
Netherlands	3.7%
Denmark	2.7%
Italy	2.5%
Other#	12.2%
Short-Term Securities	2.8%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.5%
Novartis AG, Registered Shares	2.3%
Roche Holding AG, NVS	2.2%
Shell PLC	2.0%
Novo Nordisk A/S, Class B	1.9%
Deutsche Telekom AG, Registered Shares	1.7%
Sony Group Corp.	1.7%
Recruit Holdings Co. Ltd.	1.6%
BHP Group Ltd.	1.5%
ASML Holding NV	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.5%
Novartis AG, Registered Shares	2.3%
Roche Holding AG, NVS	2.2%
Shell PLC	2.0%
Novo Nordisk A/S, Class B	1.9%
Deutsche Telekom AG, Registered Shares	1.7%
Sony Group Corp.	1.7%
Recruit Holdings Co. Ltd.	1.6%
BHP Group Ltd.	1.5%
ASML Holding NV	1.5%
(a)Excludes short-term securities.
C000198216 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Class K Shares
Trading Symbol	BROKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23	0.45%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[34]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	0.62%	14.46%	7.13%	6.04%
MSCI EAFE Index	(0.77)	11.88	5.89	5.07

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,293,754,305
Holdings Count | Holding	317
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,293,754,305
Number of Portfolio Holdings	317
Portfolio Turnover Rate	56%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	23.3%
United Kingdom	13.6%
Germany	10.1%
Switzerland	7.8%
France	7.7%
Australia	6.7%
United States	5.8%
Netherlands	3.7%
Denmark	2.7%
Italy	2.5%
Other#	12.2%
Short-Term Securities	2.8%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.5%
Novartis AG, Registered Shares	2.3%
Roche Holding AG, NVS	2.2%
Shell PLC	2.0%
Novo Nordisk A/S, Class B	1.9%
Deutsche Telekom AG, Registered Shares	1.7%
Sony Group Corp.	1.7%
Recruit Holdings Co. Ltd.	1.6%
BHP Group Ltd.	1.5%
ASML Holding NV	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.5%
Novartis AG, Registered Shares	2.3%
Roche Holding AG, NVS	2.2%
Shell PLC	2.0%
Novo Nordisk A/S, Class B	1.9%
Deutsche Telekom AG, Registered Shares	1.7%
Sony Group Corp.	1.7%
Recruit Holdings Co. Ltd.	1.6%
BHP Group Ltd.	1.5%
ASML Holding NV	1.5%
(a)Excludes short-term securities.
C000037670 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Class R Shares
Trading Symbol	BGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$50	1.00%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[35]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	0.37%	13.86%	6.55%	5.43%
MSCI EAFE Index	(0.77)	11.88	5.89	5.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,293,754,305
Holdings Count | Holding	317
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,293,754,305
Number of Portfolio Holdings	317
Portfolio Turnover Rate	56%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	23.3%
United Kingdom	13.6%
Germany	10.1%
Switzerland	7.8%
France	7.7%
Australia	6.7%
United States	5.8%
Netherlands	3.7%
Denmark	2.7%
Italy	2.5%
Other#	12.2%
Short-Term Securities	2.8%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.5%
Novartis AG, Registered Shares	2.3%
Roche Holding AG, NVS	2.2%
Shell PLC	2.0%
Novo Nordisk A/S, Class B	1.9%
Deutsche Telekom AG, Registered Shares	1.7%
Sony Group Corp.	1.7%
Recruit Holdings Co. Ltd.	1.6%
BHP Group Ltd.	1.5%
ASML Holding NV	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.5%
Novartis AG, Registered Shares	2.3%
Roche Holding AG, NVS	2.2%
Shell PLC	2.0%
Novo Nordisk A/S, Class B	1.9%
Deutsche Telekom AG, Registered Shares	1.7%
Sony Group Corp.	1.7%
Recruit Holdings Co. Ltd.	1.6%
BHP Group Ltd.	1.5%
ASML Holding NV	1.5%
(a)Excludes short-term securities.
C000103252 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Institutional Shares
Trading Symbol	BICSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.72%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[36]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	0.32%	7.33%	9.79%	3.31%
MSCI All Country World Index	10.53	26.12	11.36	9.28
Bloomberg Commodity Index Total ReturnSM	(2.31)	1.51	7.60	0.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 633,298,869
Holdings Count | Holding	196
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$633,298,869
Number of Portfolio Holdings	196
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	24.7%
Energy	14.5%
Consumer Staples	3.4%
Industrials	3.1%
Health Care	1.6%
Consumer Discretionary	1.4%
Short-Term Securities	51.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	2.9%
Agnico Eagle Mines Ltd.	1.5%
Shell PLC	1.5%
Wheaton Precious Metals Corp.	1.2%
Kinross Gold Corp.	1.1%
Barrick Gold Corp.	1.0%
TotalEnergies SE	0.9%
Compass Group PLC	0.9%
Rio Tinto PLC	0.9%
Graphic Packaging Holding Co.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	2.9%
Agnico Eagle Mines Ltd.	1.5%
Shell PLC	1.5%
Wheaton Precious Metals Corp.	1.2%
Kinross Gold Corp.	1.1%
Barrick Gold Corp.	1.0%
TotalEnergies SE	0.9%
Compass Group PLC	0.9%
Rio Tinto PLC	0.9%
Graphic Packaging Holding Co.	0.8%
(b)Excludes short-term securities.
C000103250 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Investor A Shares
Trading Symbol	BCSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$49	0.97%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[37]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	0.10%	7.00%	9.50%	3.06%
Investor A Shares (with sales charge)	(5.15)	1.38	8.33	2.51
MSCI All Country World Index	10.53	26.12	11.36	9.28
Bloomberg Commodity Index Total ReturnSM	(2.31)	1.51	7.60	0.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 633,298,869
Holdings Count | Holding	196
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$633,298,869
Number of Portfolio Holdings	196
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	24.7%
Energy	14.5%
Consumer Staples	3.4%
Industrials	3.1%
Health Care	1.6%
Consumer Discretionary	1.4%
Short-Term Securities	51.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	2.9%
Agnico Eagle Mines Ltd.	1.5%
Shell PLC	1.5%
Wheaton Precious Metals Corp.	1.2%
Kinross Gold Corp.	1.1%
Barrick Gold Corp.	1.0%
TotalEnergies SE	0.9%
Compass Group PLC	0.9%
Rio Tinto PLC	0.9%
Graphic Packaging Holding Co.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	2.9%
Agnico Eagle Mines Ltd.	1.5%
Shell PLC	1.5%
Wheaton Precious Metals Corp.	1.2%
Kinross Gold Corp.	1.1%
Barrick Gold Corp.	1.0%
TotalEnergies SE	0.9%
Compass Group PLC	0.9%
Rio Tinto PLC	0.9%
Graphic Packaging Holding Co.	0.8%
(b)Excludes short-term securities.
C000103251 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Investor C Shares
Trading Symbol	BCSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$86	1.72%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.72%	[38]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(0.23)%	6.31%	8.68%	2.44%
Investor C Shares (with sales charge)	(1.21)	5.31	8.68	2.44
MSCI All Country World Index	10.53	26.12	11.36	9.28
Bloomberg Commodity Index Total ReturnSM	(2.31)	1.51	7.60	0.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 633,298,869
Holdings Count | Holding	196
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$633,298,869
Number of Portfolio Holdings	196
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	24.7%
Energy	14.5%
Consumer Staples	3.4%
Industrials	3.1%
Health Care	1.6%
Consumer Discretionary	1.4%
Short-Term Securities	51.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	2.9%
Agnico Eagle Mines Ltd.	1.5%
Shell PLC	1.5%
Wheaton Precious Metals Corp.	1.2%
Kinross Gold Corp.	1.1%
Barrick Gold Corp.	1.0%
TotalEnergies SE	0.9%
Compass Group PLC	0.9%
Rio Tinto PLC	0.9%
Graphic Packaging Holding Co.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	2.9%
Agnico Eagle Mines Ltd.	1.5%
Shell PLC	1.5%
Wheaton Precious Metals Corp.	1.2%
Kinross Gold Corp.	1.1%
Barrick Gold Corp.	1.0%
TotalEnergies SE	0.9%
Compass Group PLC	0.9%
Rio Tinto PLC	0.9%
Graphic Packaging Holding Co.	0.8%
(b)Excludes short-term securities.
C000198241 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Class K Shares
Trading Symbol	BCSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$34	0.67%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[39]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	0.23%	7.39%	9.81%	3.35%
MSCI All Country World Index	10.53	26.12	11.36	9.28
Bloomberg Commodity Index Total ReturnSM	(2.31)	1.51	7.60	0.38

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 633,298,869
Holdings Count | Holding	196
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$633,298,869
Number of Portfolio Holdings	196
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	24.7%
Energy	14.5%
Consumer Staples	3.4%
Industrials	3.1%
Health Care	1.6%
Consumer Discretionary	1.4%
Short-Term Securities	51.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	2.9%
Agnico Eagle Mines Ltd.	1.5%
Shell PLC	1.5%
Wheaton Precious Metals Corp.	1.2%
Kinross Gold Corp.	1.1%
Barrick Gold Corp.	1.0%
TotalEnergies SE	0.9%
Compass Group PLC	0.9%
Rio Tinto PLC	0.9%
Graphic Packaging Holding Co.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	2.9%
Agnico Eagle Mines Ltd.	1.5%
Shell PLC	1.5%
Wheaton Precious Metals Corp.	1.2%
Kinross Gold Corp.	1.1%
Barrick Gold Corp.	1.0%
TotalEnergies SE	0.9%
Compass Group PLC	0.9%
Rio Tinto PLC	0.9%
Graphic Packaging Holding Co.	0.8%
(b)Excludes short-term securities.
C000124019 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	BDSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[40]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	15.67%	36.10%	9.76%	9.93%
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 2000® Index	18.40	36.43	9.90	9.05

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,470,664,678
Holdings Count | Holding	807
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,470,664,678
Number of Portfolio Holdings	807
Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.5%
Industrials	18.0%
Health Care	17.3%
Information Technology	13.5%
Consumer Discretionary	10.7%
Real Estate	5.7%
Energy	4.4%
Materials	3.7%
Communication Services	3.3%
Consumer Staples	2.0%
Utilities	2.0%
Short-Term Securities	3.3%
Liabilities in Excess of Other Assets	(2.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.0%
ACI Worldwide, Inc.	1.0%
Boise Cascade Co.	0.8%
Kite Realty Group Trust	0.8%
First Industrial Realty Trust, Inc.	0.8%
Sprouts Farmers Market, Inc.	0.8%
Flowserve Corp.	0.7%
FTAI Aviation Ltd.	0.7%
Comfort Systems U.S.A., Inc.	0.6%
Enova International, Inc.	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.0%
ACI Worldwide, Inc.	1.0%
Boise Cascade Co.	0.8%
Kite Realty Group Trust	0.8%
First Industrial Realty Trust, Inc.	0.8%
Sprouts Farmers Market, Inc.	0.8%
Flowserve Corp.	0.7%
FTAI Aviation Ltd.	0.7%
Comfort Systems U.S.A., Inc.	0.6%
Enova International, Inc.	0.6%
(b)Excludes short-term securities.
C000124020 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Investor A Shares
Trading Symbol	BDSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41	0.75%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[41]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	15.49%	35.78%	9.48%	9.65%
Investor A Shares (with sales charge)	9.43	28.65	8.31	9.06
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 2000® Index	18.40	36.43	9.90	9.05

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,470,664,678
Holdings Count | Holding	807
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,470,664,678
Number of Portfolio Holdings	807
Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.5%
Industrials	18.0%
Health Care	17.3%
Information Technology	13.5%
Consumer Discretionary	10.7%
Real Estate	5.7%
Energy	4.4%
Materials	3.7%
Communication Services	3.3%
Consumer Staples	2.0%
Utilities	2.0%
Short-Term Securities	3.3%
Liabilities in Excess of Other Assets	(2.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.0%
ACI Worldwide, Inc.	1.0%
Boise Cascade Co.	0.8%
Kite Realty Group Trust	0.8%
First Industrial Realty Trust, Inc.	0.8%
Sprouts Farmers Market, Inc.	0.8%
Flowserve Corp.	0.7%
FTAI Aviation Ltd.	0.7%
Comfort Systems U.S.A., Inc.	0.6%
Enova International, Inc.	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.0%
ACI Worldwide, Inc.	1.0%
Boise Cascade Co.	0.8%
Kite Realty Group Trust	0.8%
First Industrial Realty Trust, Inc.	0.8%
Sprouts Farmers Market, Inc.	0.8%
Flowserve Corp.	0.7%
FTAI Aviation Ltd.	0.7%
Comfort Systems U.S.A., Inc.	0.6%
Enova International, Inc.	0.6%
(b)Excludes short-term securities.
C000124021 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Investor C Shares
Trading Symbol	BDSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$81	1.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.50%	[42]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	15.02%	34.72%	8.66%	8.98%
Investor C Shares (with sales charge)	14.02	33.72	8.66	8.98
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 2000® Index	18.40	36.43	9.90	9.05

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,470,664,678
Holdings Count | Holding	807
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,470,664,678
Number of Portfolio Holdings	807
Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.5%
Industrials	18.0%
Health Care	17.3%
Information Technology	13.5%
Consumer Discretionary	10.7%
Real Estate	5.7%
Energy	4.4%
Materials	3.7%
Communication Services	3.3%
Consumer Staples	2.0%
Utilities	2.0%
Short-Term Securities	3.3%
Liabilities in Excess of Other Assets	(2.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.0%
ACI Worldwide, Inc.	1.0%
Boise Cascade Co.	0.8%
Kite Realty Group Trust	0.8%
First Industrial Realty Trust, Inc.	0.8%
Sprouts Farmers Market, Inc.	0.8%
Flowserve Corp.	0.7%
FTAI Aviation Ltd.	0.7%
Comfort Systems U.S.A., Inc.	0.6%
Enova International, Inc.	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.0%
ACI Worldwide, Inc.	1.0%
Boise Cascade Co.	0.8%
Kite Realty Group Trust	0.8%
First Industrial Realty Trust, Inc.	0.8%
Sprouts Farmers Market, Inc.	0.8%
Flowserve Corp.	0.7%
FTAI Aviation Ltd.	0.7%
Comfort Systems U.S.A., Inc.	0.6%
Enova International, Inc.	0.6%
(b)Excludes short-term securities.
C000166014 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Class K Shares
Trading Symbol	BDSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24	0.45%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[43]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	15.67%	36.21%	9.81%	9.97%
Russell 3000® Index	15.95	34.49	15.23	12.89
Russell 2000® Index	18.40	36.43	9.90	9.05

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,470,664,678
Holdings Count | Holding	807
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,470,664,678
Number of Portfolio Holdings	807
Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.5%
Industrials	18.0%
Health Care	17.3%
Information Technology	13.5%
Consumer Discretionary	10.7%
Real Estate	5.7%
Energy	4.4%
Materials	3.7%
Communication Services	3.3%
Consumer Staples	2.0%
Utilities	2.0%
Short-Term Securities	3.3%
Liabilities in Excess of Other Assets	(2.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.0%
ACI Worldwide, Inc.	1.0%
Boise Cascade Co.	0.8%
Kite Realty Group Trust	0.8%
First Industrial Realty Trust, Inc.	0.8%
Sprouts Farmers Market, Inc.	0.8%
Flowserve Corp.	0.7%
FTAI Aviation Ltd.	0.7%
Comfort Systems U.S.A., Inc.	0.6%
Enova International, Inc.	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.0%
ACI Worldwide, Inc.	1.0%
Boise Cascade Co.	0.8%
Kite Realty Group Trust	0.8%
First Industrial Realty Trust, Inc.	0.8%
Sprouts Farmers Market, Inc.	0.8%
Flowserve Corp.	0.7%
FTAI Aviation Ltd.	0.7%
Comfort Systems U.S.A., Inc.	0.6%
Enova International, Inc.	0.6%
(b)Excludes short-term securities.
C000228505 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock SMID-Cap Growth Equity Fund
Class Name	Institutional Shares
Trading Symbol	BSMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock SMID-Cap Growth Equity Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.85%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[44]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	14.98%	26.95%	(8.95)%
Russell 3000® Index	15.95	34.49	10.79
Russell 2500TM Growth Index	18.78	37.95	1.41

Performance Inception Date	Jun. 29, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,395,528
Holdings Count | Holding	92
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,395,528
Number of Portfolio Holdings	92
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	27.8%
Information Technology	24.9%
Consumer Discretionary	16.5%
Health Care	11.1%
Financials	8.3%
Communication Services	6.3%
Energy	3.6%
Consumer Staples	1.3%
Real Estate	0.2%
Short-Term Securities	6.1%
Liabilities in Excess of Other Assets	(6.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.3%
Comfort Systems U.S.A., Inc.	3.2%
Saia, Inc.	2.7%
Vertiv Holdings Co., Class A	2.7%
TPG, Inc., Class A	2.6%
Texas Pacific Land Corp.	2.3%
Tradeweb Markets, Inc., Class A	2.3%
Live Nation Entertainment, Inc.	2.2%
DraftKings, Inc., Class A	2.0%
Planet Fitness, Inc., Class A	2.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.3%
Comfort Systems U.S.A., Inc.	3.2%
Saia, Inc.	2.7%
Vertiv Holdings Co., Class A	2.7%
TPG, Inc., Class A	2.6%
Texas Pacific Land Corp.	2.3%
Tradeweb Markets, Inc., Class A	2.3%
Live Nation Entertainment, Inc.	2.2%
DraftKings, Inc., Class A	2.0%
Planet Fitness, Inc., Class A	2.0%
(b)Excludes short-term securities.
C000228504 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock SMID-Cap Growth Equity Fund
Class Name	Investor A Shares
Trading Symbol	BSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock SMID-Cap Growth Equity Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$59	1.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%	[45]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	14.76%	26.58%	(9.19)%
Investor A Shares (with sales charge)	8.74	19.94	(10.61)
Russell 3000® Index	15.95	34.49	10.79
Russell 2500TM Growth Index	18.78	37.95	1.41

Performance Inception Date	Jun. 29, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,395,528
Holdings Count | Holding	92
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,395,528
Number of Portfolio Holdings	92
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	27.8%
Information Technology	24.9%
Consumer Discretionary	16.5%
Health Care	11.1%
Financials	8.3%
Communication Services	6.3%
Energy	3.6%
Consumer Staples	1.3%
Real Estate	0.2%
Short-Term Securities	6.1%
Liabilities in Excess of Other Assets	(6.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.3%
Comfort Systems U.S.A., Inc.	3.2%
Saia, Inc.	2.7%
Vertiv Holdings Co., Class A	2.7%
TPG, Inc., Class A	2.6%
Texas Pacific Land Corp.	2.3%
Tradeweb Markets, Inc., Class A	2.3%
Live Nation Entertainment, Inc.	2.2%
DraftKings, Inc., Class A	2.0%
Planet Fitness, Inc., Class A	2.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.3%
Comfort Systems U.S.A., Inc.	3.2%
Saia, Inc.	2.7%
Vertiv Holdings Co., Class A	2.7%
TPG, Inc., Class A	2.6%
Texas Pacific Land Corp.	2.3%
Tradeweb Markets, Inc., Class A	2.3%
Live Nation Entertainment, Inc.	2.2%
DraftKings, Inc., Class A	2.0%
Planet Fitness, Inc., Class A	2.0%
(b)Excludes short-term securities.
C000228503 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock SMID-Cap Growth Equity Fund
Class Name	Class K Shares
Trading Symbol	BSDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock SMID-Cap Growth Equity Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$40	0.75%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[46]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	15.01%	27.05%	(8.86)%
Russell 3000® Index	15.95	34.49	10.79
Russell 2500TM Growth Index	18.78	37.95	1.41

Performance Inception Date	Jun. 29, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,395,528
Holdings Count | Holding	92
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,395,528
Number of Portfolio Holdings	92
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	27.8%
Information Technology	24.9%
Consumer Discretionary	16.5%
Health Care	11.1%
Financials	8.3%
Communication Services	6.3%
Energy	3.6%
Consumer Staples	1.3%
Real Estate	0.2%
Short-Term Securities	6.1%
Liabilities in Excess of Other Assets	(6.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.3%
Comfort Systems U.S.A., Inc.	3.2%
Saia, Inc.	2.7%
Vertiv Holdings Co., Class A	2.7%
TPG, Inc., Class A	2.6%
Texas Pacific Land Corp.	2.3%
Tradeweb Markets, Inc., Class A	2.3%
Live Nation Entertainment, Inc.	2.2%
DraftKings, Inc., Class A	2.0%
Planet Fitness, Inc., Class A	2.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.3%
Comfort Systems U.S.A., Inc.	3.2%
Saia, Inc.	2.7%
Vertiv Holdings Co., Class A	2.7%
TPG, Inc., Class A	2.6%
Texas Pacific Land Corp.	2.3%
Tradeweb Markets, Inc., Class A	2.3%
Live Nation Entertainment, Inc.	2.2%
DraftKings, Inc., Class A	2.0%
Planet Fitness, Inc., Class A	2.0%
(b)Excludes short-term securities.
C000230442 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Infrastructure Sustainable Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BINFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Infrastructure Sustainable Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$52	1.00%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[47]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	7.69%	9.75%	0.80%
MSCI All Country World Index	10.53	26.12	8.12
FTSE Developed Core Infrastructure 50/50 Net Tax Index	12.00	20.58	6.16

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,621,118
Holdings Count | Holding	39
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$9,621,118
Number of Portfolio Holdings	39
Portfolio Turnover Rate	59%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Utilities	47.6%
Industrials	32.6%
Real Estate	13.0%
Communication Services	4.3%
Information Technology	1.8%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(2.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
National Grid PLC	6.8%
Canadian National Railway Co.	5.6%
E.ON SE, Registered Shares	5.1%
Exelon Corp.	5.0%
CSX Corp.	4.9%
SBA Communications Corp.	4.7%
Consolidated Edison, Inc.	4.5%
PG&E Corp.	4.3%
United Utilities Group PLC	4.1%
Enel SpA	3.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
National Grid PLC	6.8%
Canadian National Railway Co.	5.6%
E.ON SE, Registered Shares	5.1%
Exelon Corp.	5.0%
CSX Corp.	4.9%
SBA Communications Corp.	4.7%
Consolidated Edison, Inc.	4.5%
PG&E Corp.	4.3%
United Utilities Group PLC	4.1%
Enel SpA	3.7%
(b)Excludes short-term securities.
C000230441 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Infrastructure Sustainable Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	BINAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Infrastructure Sustainable Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$65	1.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%	[48]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	7.58%	9.51%	0.57%
Investor A Shares (with sales charge)	1.93	3.76	(1.13)
MSCI All Country World Index	10.53	26.12	8.12
FTSE Developed Core Infrastructure 50/50 Net Tax Index	12.00	20.58	6.16

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,621,118
Holdings Count | Holding	39
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$9,621,118
Number of Portfolio Holdings	39
Portfolio Turnover Rate	59%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Utilities	47.6%
Industrials	32.6%
Real Estate	13.0%
Communication Services	4.3%
Information Technology	1.8%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(2.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
National Grid PLC	6.8%
Canadian National Railway Co.	5.6%
E.ON SE, Registered Shares	5.1%
Exelon Corp.	5.0%
CSX Corp.	4.9%
SBA Communications Corp.	4.7%
Consolidated Edison, Inc.	4.5%
PG&E Corp.	4.3%
United Utilities Group PLC	4.1%
Enel SpA	3.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
National Grid PLC	6.8%
Canadian National Railway Co.	5.6%
E.ON SE, Registered Shares	5.1%
Exelon Corp.	5.0%
CSX Corp.	4.9%
SBA Communications Corp.	4.7%
Consolidated Edison, Inc.	4.5%
PG&E Corp.	4.3%
United Utilities Group PLC	4.1%
Enel SpA	3.7%
(b)Excludes short-term securities.
C000230443 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Infrastructure Sustainable Opportunities Fund
Class Name	Class K Shares
Trading Symbol	BINKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Infrastructure Sustainable Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$49	0.95%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[49]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	7.58%	9.67%	0.84%
MSCI All Country World Index	10.53	26.12	8.12
FTSE Developed Core Infrastructure 50/50 Net Tax Index	12.00	20.58	6.16

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,621,118
Holdings Count | Holding	39
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$9,621,118
Number of Portfolio Holdings	39
Portfolio Turnover Rate	59%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Utilities	47.6%
Industrials	32.6%
Real Estate	13.0%
Communication Services	4.3%
Information Technology	1.8%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(2.9)%
Ten largest holdings
Security(b)	Percent of Net Assets
National Grid PLC	6.8%
Canadian National Railway Co.	5.6%
E.ON SE, Registered Shares	5.1%
Exelon Corp.	5.0%
CSX Corp.	4.9%
SBA Communications Corp.	4.7%
Consolidated Edison, Inc.	4.5%
PG&E Corp.	4.3%
United Utilities Group PLC	4.1%
Enel SpA	3.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
National Grid PLC	6.8%
Canadian National Railway Co.	5.6%
E.ON SE, Registered Shares	5.1%
Exelon Corp.	5.0%
CSX Corp.	4.9%
SBA Communications Corp.	4.7%
Consolidated Edison, Inc.	4.5%
PG&E Corp.	4.3%
United Utilities Group PLC	4.1%
Enel SpA	3.7%
(b)Excludes short-term securities.
C000242845 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Insights Long/Short Equity Fund
Class Name	Institutional Shares
Trading Symbol	BILSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$82	1.61%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.61%	[50]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	(4.23)%	4.64%	11.02%
S&P 500® Index	15.07	33.89	26.48
50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index	8.70	18.95	15.68

Performance Inception Date	Jun. 13, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,855,118
Holdings Count | Holding	378
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,855,118
Number of Portfolio Holdings	378
Portfolio Turnover Rate	69%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Information Technology	12.3%	5.5%	17.8%
Health Care	9.3%	6.1%	15.4%
Financials	8.7%	5.8%	14.5%
Energy	7.2%	6.9%	14.1%
Industrials	7.2%	6.0%	13.2%
Utilities	3.5%	3.3%	6.8%
Consumer Discretionary	4.6%	1.6%	6.2%
Communication Services	4.2%	0.9%	5.1%
Materials	1.2%	1.3%	2.5%
Real Estate	1.1%	1.2%	2.3%
Consumer Staples	0.8%	1.3%	2.1%
	60.1	39.9	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000242844 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Insights Long/Short Equity Fund
Class Name	Investor A Shares
Trading Symbol	BALSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$95	1.86%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.86%	[51]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	(4.34)%	4.41%	10.72%
Investor A Shares (with sales charge)	(9.36)	(1.07)	6.72
S&P 500® Index	15.07	33.89	26.48
50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index	8.70	18.95	15.68

Performance Inception Date	Jun. 13, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,855,118
Holdings Count | Holding	378
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,855,118
Number of Portfolio Holdings	378
Portfolio Turnover Rate	69%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Information Technology	12.3%	5.5%	17.8%
Health Care	9.3%	6.1%	15.4%
Financials	8.7%	5.8%	14.5%
Energy	7.2%	6.9%	14.1%
Industrials	7.2%	6.0%	13.2%
Utilities	3.5%	3.3%	6.8%
Consumer Discretionary	4.6%	1.6%	6.2%
Communication Services	4.2%	0.9%	5.1%
Materials	1.2%	1.3%	2.5%
Real Estate	1.1%	1.2%	2.3%
Consumer Staples	0.8%	1.3%	2.1%
	60.1	39.9	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000242843 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Insights Long/Short Equity Fund
Class Name	Class K Shares
Trading Symbol	BKLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$80	1.56%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.56%	[52]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	(4.23)%	4.65%	11.04%
S&P 500® Index	15.07	33.89	26.48
50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index	8.70	18.95	15.68

Performance Inception Date	Jun. 13, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,855,118
Holdings Count | Holding	378
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,855,118
Number of Portfolio Holdings	378
Portfolio Turnover Rate	69%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Information Technology	12.3%	5.5%	17.8%
Health Care	9.3%	6.1%	15.4%
Financials	8.7%	5.8%	14.5%
Energy	7.2%	6.9%	14.1%
Industrials	7.2%	6.0%	13.2%
Utilities	3.5%	3.3%	6.8%
Consumer Discretionary	4.6%	1.6%	6.2%
Communication Services	4.2%	0.9%	5.1%
Materials	1.2%	1.3%	2.5%
Real Estate	1.1%	1.2%	2.3%
Consumer Staples	0.8%	1.3%	2.1%
	60.1	39.9	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

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